Consolidated Balance Sheets — Unaudited - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 17,379	$ 2,989
Accounts receivable	5,616	7,384
Prepaid expenses and other current assets	5,032	2,348
Total current assets	28,027	12,721
Premises and equipment, net	345	401
Developed software, net	36,952	39,657
Goodwill	5,259	5,259
Other intangibles, net	4,990	5,070
Other assets	942	853
Total assets	76,515	63,961
Liabilities:
Accounts payable and accrued liabilities	9,998	7,346
Taxes payable	1,793
Payable to partner bank	9,000	5,105
Borrowings from partner bank	5,427	21,000
Current portion of operating lease liabilities	714	701
Deferred revenue, current	3,134	2,588
Total current liabilities	30,066	36,740
Operating lease liabilities	235	430
Deferred revenue, non-current	1,490	2,101
Liability for private warrants	15,836
Total liabilities	47,627	39,271
Commitments and contingencies (Note 8)
Shareholders’ equity:
Preferred stock: Par value $0.0001 per share; 10,000,000 authorized, none issued or outstanding.
Common stock: Par value $0.0001 per share; 1 billion shares authorized; 12,200,378 shares issued and outstanding at March 31, 2021; 6,123,432 shares issued and outstanding at December 31, 2020.	1	1
Additional paid in capital	49,326	64,017
Accumulated deficit	(20,439)	(39,328)
Total shareholders’ equity	28,888	24,690	$ 34,630
Total liabilities and shareholders’ equity	$ 76,515	63,961
As Restated
Liabilities:
Deferred underwriting fee payable		6,771,556	6,771,556
Warrant liability		75,973,939	7,639,893
Total long term liabilities		82,745,495	14,411,449
Total liabilities		104,479,566	15,175,577
Commitments and contingencies (Note 8)
Class A common stock subject to possible redemption, $0.0001 par value, 2,651,614 and 15,421,314 shares at redemption value of $10.10 per share at December 31, 2020 and December 31, 2019, respectively.		26,781,301	155,755,276
Shareholders’ equity:
Preferred stock: Par value $0.0001 per share; 10,000,000 authorized, none issued or outstanding.
Class A Common Stock; $0.0001 par value; 100,000,000 shares authorized; 0 and 1,507,575 shares issued and outstanding (excluding 2,651,614 and 15,421,314 shares subject to possible redemption), as of December 31, 2020 and December 31, 2019, respectively			151
Class B Common Stock; $0.0001 par value; 10,000,000 shares authorized; 4,232,222 shares issued and outstanding as of December 31, 2020 and December 31, 2019.		423	423
Additional paid in capital
Accumulated deficit		(83,460,753)	4,999,426
Total stockholders’ equity		(83,460,330)	5,000,000
Total liabilities and shareholders’ equity		47,800,537	175,930,853
CURRENT ASSETS
Cash		43,178	482,665
Prepaid expenses and other assets		40,672	37,571
Total current assets		83,850	520,236
OTHER ASSETS
Marketable securities held in trust account		27,713,815	175,410,617
Escrow for private placement		20,002,872
Total other assets		47,716,687	175,410,617
Total assets		47,800,537	175,930,853
CURRENT LIABILITIES
Accounts payable		1,656,199	111,968
Private placement received in advance		20,002,872
Taxes payable			572,160
Franchise taxes payable		30,000	80,000
Due to affiliates		45,000
Total current liabilities		$ 21,734,071	$ 764,128